Federated Hermes Mid-Cap Index Fund
Portfolio of Investments
January 31, 2021 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—95.9%
		Communication Services—1.7%
1,058		Cable One, Inc.	$2,116,000
23,349		Cinemark Holdings, Inc.	472,584
27,994		New York Times Co., Class A	1,388,223
43,679		Tegna, Inc.	700,174
21,647		Telephone and Data Systems, Inc.	405,881
12,839	[2]	TripAdvisor, Inc.	397,624
8,662		Wiley (John) & Sons, Inc., Class A	395,074
9,402		World Wrestling Entertainment, Inc.	529,615
20,004	[2]	Yelp, Inc.	651,930
		TOTAL	7,057,105
		Consumer Discretionary—14.8%
19,943	[2]	Adient PLC	643,959
10,808	[2]	Adtalem Global Education, Inc.	417,081
30,831		American Eagle Outfitters, Inc.	699,555
14,601	[2]	AutoNation, Inc.	1,040,759
38,855		Block (H&R), Inc.	669,472
16,353	[2]	Boyd Gaming Corp.	738,501
15,502		Brunswick Corp.	1,340,303
41,522	[2]	Caesars Entertainment Corp.	2,922,734
30,942	[2]	Capri Holdings Ltd.	1,289,044
8,375		Carter's, Inc.	737,335
5,368		Choice Hotels International, Inc.	540,236
5,992		Churchill Downs, Inc.	1,123,200
5,579		Columbia Sportswear Co.	487,939
3,208		Cracker Barrel Old Country Store, Inc.	434,074
30,119		Dana, Inc.	583,104
6,304	[2]	Deckers Outdoor Corp.	1,840,642
13,542		Dick's Sporting Goods, Inc.	907,449
11,109	[2]	Five Below, Inc.	1,952,185
20,705		Foot Locker, Inc.	907,293
6,585	[2]	Fox Factory Holding Corp.	787,829
47,872		Gentex Corp.	1,582,170
65,923		Goodyear Tire & Rubber Co.	695,488
806		Graham Holdings Co.	457,897
11,816	[2]	Grand Canyon Education, Inc.	1,003,651
15,638	[2]	GrubHub, Inc.	1,177,072
30,925		Harley-Davidson, Inc.	1,239,783
4,201	[2]	Helen of Troy Ltd.	1,026,094
4,705		Jack in the Box, Inc.	442,929
16,525		KB HOME	688,101
32,268		Kohl's Corp.	1,421,728
10,951		Lear Corp.	1,650,973
5,102		Lithia Motors, Inc., Class A	1,625,905
8,312		Marriott Vacations Worldwide Corp.	1,020,381
69,328	[2]	Mattel, Inc.	1,256,223
5,058		Murphy USA, Inc.	630,075
15,893		Nordstrom, Inc.	563,407

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
11,375	[2]	Ollie's Bargain Outlet Holding, Inc.	$1,077,554
6,620		Papa Johns International, Inc.	677,094
31,298	[2]	Penn National Gaming, Inc.	3,246,229
11,624		Polaris, Inc., Class A	1,356,172
3,116	[2]	RH	1,481,222
16,182	[2]	Scientific Games Corp.	634,658
33,526		Service Corp. International	1,690,716
9,117		Six Flags Entertainment Corp.	311,801
20,974	[2]	Skechers USA, Inc., Class A	723,184
5,043		Strategic Education, Inc.	445,650
24,302	[2]	Taylor Morrison Home Corp.	631,366
38,137	[2]	Tempur Sealy International, Inc.	1,006,817
12,802		Texas Roadhouse, Inc.	975,640
36,630		The Wendy's Co.	747,252
9,290		Thor Industries, Inc.	1,124,183
22,270		Toll Brothers, Inc.	1,137,997
6,408	[2]	TopBuild Corp.	1,281,280
23,196	[2]	Tri Pointe Homes, Inc.	468,559
13,919	[2]	Urban Outfitters, Inc.	381,798
5,671	[2]	Visteon Corp.	722,939
16,792		Williams-Sonoma, Inc.	2,164,825
7,264		Wingstop, Inc.	1,089,963
1,495	[2]	WW International, Inc.	39,707
17,584		Wyndham Destinations, Inc.	777,916
19,226		Wyndham Hotels & Resorts, Inc.	1,118,376
17,925	[2]	YETI Holdings, Inc.	1,179,824
		TOTAL	63,037,293
		Consumer Staples—3.6%
26,879	[2]	BJ's Wholesale Club Holdings, Inc.	1,130,800
7,131		Casey's General Stores, Inc.	1,336,920
59,267		Coty, Inc. – Class A	377,531
32,133	[2]	Darling Ingredients, Inc.	1,992,567
10,877		Edgewell Personal Care Co.	363,292
12,051		Energizer Holdings, Inc.	528,316
39,513		Flowers Foods, Inc.	907,218
16,447	[2]	Grocery Outlet Holding Corp.	702,122
21,382	[2]	Hain Celestial Group, Inc.	889,170
13,866		Ingredion, Inc.	1,046,467
2,703		Lancaster Colony Corp.	471,890
10,075		Nu Skin Enterprises, Inc., Class A	583,040
9,613	[2]	Pilgrim's Pride Corp.	186,300
12,615	[2]	Post Holdings, Inc.	1,196,533
4,175		Sanderson Farms, Inc.	568,593
22,845	[2]	Sprouts Farmers Market, Inc.	517,439
1,793	[2]	The Boston Beer Co., Inc., Class A	1,643,984
16,178	[2]	TreeHouse Foods, Inc.	683,197
		TOTAL	15,125,379
		Energy—1.1%
58,185		Antero Midstream Corp.	471,299
39,624	[2]	Championx Corp.	605,851
25,044		Cimarex Energy Co.	1,056,356

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
46,979	[2]	CNX Resources Corp.	$595,224
55,582		EQT Corp.	906,542
83,708		Equitrans Midstream Corp.	556,658
12,542		Murphy Oil Corp.	155,145
12,170		World Fuel Services Corp.	372,280
		TOTAL	4,719,355
		Financials—14.5%
9,388		Affiliated Managers Group	1,034,464
2,918		Alleghany Corp.	1,654,068
16,223		American Financial Group, Inc.	1,527,233
32,828		Associated Banc-Corp.	588,934
26,561		BancorpSouth Bank	734,412
7,796		Bank of Hawaii Corp.	609,569
24,163		Bank OZK	897,897
18,928	[2]	Brighthouse Financial, Inc.	669,294
51,650		Brown & Brown	2,225,598
14,936		Cathay Bancorp, Inc.	505,136
14,065		CIT Group Holdings, Inc.	518,998
28,801		CNO Financial Group, Inc.	610,869
20,347		Commerce Bancshares, Inc.	1,360,197
10,854		Cullen Frost Bankers, Inc.	1,001,173
27,938		East West Bancorp, Inc.	1,674,604
23,130		Eaton Vance Corp.	1,552,948
23,315		Essent Group Ltd.	975,266
8,316		Evercore, Inc., Class A	907,276
7,420		FactSet Research Systems	2,243,363
19,681		Federated Hermes, Inc.	531,387
22,008		First American Financial Corp.	1,150,798
7,799		First Cash, Inc.	459,205
22,887		First Financial Bankshares, Inc.	866,960
95,616		First Horizon Corp.	1,328,106
68,266		FNB Corp. (PA)	673,103
34,324		Fulton Financial Corp.	459,942
102,194	[2]	Genworth Financial, Inc., Class A	290,231
14,621		Glacier Bancorp, Inc.	682,070
23,080		Hancock Whitney Corp.	787,951
7,366		Hanover Insurance Group, Inc.	828,454
29,709		Home Bancshares, Inc.	629,831
16,104		Interactive Brokers Group, Inc., Class A	985,404
11,451		International Bancshares Corp.	432,962
30,872		Janus Henderson Group PLC	949,623
49,899		Jefferies Financial Group, Inc.	1,165,142
11,888		Kemper Corp.	836,321
3,136		Kinsale Capital Group, Inc.	588,188
1,526	[2]	LendingTree, Inc.	496,744
4,671		Mercury General Corp.	247,610
84,318		MGIC Investment Corp.	988,207
55,149		Navient Corp.	620,702
111,780		New York Community Bancorp, Inc.	1,169,219
58,513		Old Republic International Corp.	1,059,085
24,571		PacWest Bancorp	741,798

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
15,005		Pinnacle Financial Partners, Inc.	$1,028,293
7,521		Primerica, Inc.	1,047,751
9,126		PROG Holdings, Inc.	430,565
21,476		Prosperity Bancshares, Inc.	1,448,341
11,627		Reinsurance Group of America	1,221,416
8,691		RenaissanceRe Holdings Ltd.	1,307,474
7,638		RLI Corp.	739,206
23,087		SEI Investments Co.	1,220,148
11,653		Selective Insurance Group, Inc.	757,212
10,670		Signature Bank	1,762,577
75,242		SLM Corp.	1,044,359
40,827		Sterling Bancorp	753,666
20,855		Stifel Financial Corp.	1,080,706
30,501		Synovus Financial Corp.	1,134,637
25,079		TCF Financial Corp.	974,570
6,683	[2]	Texas Capital Bancshares, Inc.	402,450
11,269		Trustmark Corp.	309,559
8,113		UMB Financial Corp.	575,780
45,162		Umpqua Holdings Corp.	655,301
26,112		United Bankshares, Inc.	826,706
80,031		Valley National Bancorp	817,117
16,035		Washington Federal, Inc.	419,796
22,310		Webster Financial Corp. Waterbury	1,042,992
12,048		Wintrust Financial Corp.	725,169
		TOTAL	61,986,133
		Health Care—11.2%
17,777	[2]	Acadia Healthcare Co., Inc.	900,938
7,250	[2]	Amedisys, Inc.	2,082,998
20,467	[2]	Arrowhead Pharmaceuticals, Inc.	1,579,438
9,295	[2]	Avanos Medical, Inc.	421,064
7,562		Bio-Techne Corp.	2,456,969
8,003	[2]	Cantel Medical Corp.	631,997
9,840	[2]	Charles River Laboratories International, Inc.	2,549,052
3,574		Chemed Corp.	1,850,975
9,012	[2]	Emergent BioSolutions, Inc.	962,932
19,255		Encompass Health Corp.	1,548,102
61,817	[2]	Exelixis, Inc.	1,372,956
15,509	[2]	Globus Medical, Inc.	956,750
10,121	[2]	Haemonetics Corp.	1,156,729
25,313	[2]	Halozyme Therapeutics, Inc.	1,204,646
12,774	[2]	HealthEquity Inc.	1,067,268
13,423		Hill-Rom Holdings, Inc.	1,289,145
3,878	[2]	ICU Medical, Inc.	792,973
14,397	[2]	Integra Lifesciences Corp.	950,778
12,361	[2]	Jazz Pharmaceuticals Plc.	1,922,136
7,322	[2]	LHC Group, Inc.	1,458,689
2,107	[2]	Ligand Pharmaceuticals, Inc., Class B	390,532
6,427	[2]	Livanova PLC	404,258
9,913	[2]	Masimo Corp.	2,536,935
5,424	[2]	Medpace Holdings, Inc.	720,253
11,602	[2]	Molina Healthcare, Inc.	2,478,303

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
24,338	[2]	Nektar Therapeutics	$479,459
10,415	[2]	Neogen Corp.	842,261
10,950	[2]	NuVasive, Inc.	588,453
10,823		Patterson Cos., Inc.	342,873
5,923	[2]	Penumbra, Inc.	1,546,436
12,763	[2]	PRA Health Sciences, Inc.	1,572,912
7,598	[2]	Quidel Corp.	1,906,870
9,923	[2]	Repligen Corp.	1,984,600
9,143	[2]	Staar Surgical Co.	937,889
15,332	[2]	Syneos Health, Inc.	1,139,934
25,289	[2]	Tenet Healthcare Corp.	1,195,411
10,110	[2]	United Therapeutics Corp.	1,656,220
		TOTAL	47,880,134
		Industrials—16.9%
7,474		Acuity Brands, Inc.	898,674
29,488	[2]	AECOM	1,477,349
14,074		AGCO Corp.	1,560,807
10,038	[2]	ASGN, Inc.	832,251
15,319	[2]	Avis Budget Group, Inc.	633,287
11,363	[2]	Axon Enterprise, Inc.	1,865,350
9,839		Brinks Co. (The)	670,331
40,726	[2]	Builders Firstsource, Inc.	1,557,769
10,333		Carlisle Cos., Inc.	1,497,562
9,945	[2]	Clean Harbors, Inc.	770,340
14,618	[2]	Colfax Corp.	542,620
18,248		CoreLogic, Inc.	1,373,892
10,372		Crane Co.	784,953
8,239		Curtiss Wright Corp.	855,126
24,858		Donaldson Co., Inc.	1,477,559
8,806	[2]	Dycom Industries, Inc.	714,519
13,218		Emcor Group, Inc.	1,167,149
8,654		EnerSys, Inc.	711,618
24,121		Fluor Corp.	417,052
6,890	[2]	FTI Consulting, Inc.	757,693
4,594		GATX Corp.	426,323
13,324	[2]	Generac Holdings, Inc.	3,283,300
32,725		Graco, Inc.	2,256,061
8,516		Healthcare Services Group, Inc.	276,089
17,544		Hexcel Corp.	765,971
8,754		HNI Corp.	282,404
10,616		Hubbell, Inc.	1,651,850
26,672	[2]	IAA Spinco Inc.	1,524,038
6,964		Insperity, Inc.	546,604
17,072		ITT Corp.	1,275,449
48,264	[2]	Jet Blue Airways Corp.	692,106
27,449		KAR Auction Services, Inc.	506,708
11,150		Kennametal, Inc.	422,362
12,739	[2]	Kirby Corp.	646,632
25,053		Knight-Swift Transportation Holdings, Inc.	1,002,120
7,847		Landstar System, Inc.	1,093,872
7,662		Lennox International, Inc.	2,110,804

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
11,470		Lincoln Electric Holdings	$1,313,315
10,980		Manpower, Inc.	971,071
11,001	[2]	Mastec, Inc.	848,727
10,979	[2]	Mercury Systems, Inc.	780,168
9,550	[2]	Middleby Corp.	1,296,126
17,536		Miller Herman, Inc.	600,608
5,887		MSA Safety, Inc.	919,078
9,126		MSC Industrial Direct Co.	707,904
10,620		Nordson Corp.	1,900,874
35,662		nVent Electric PLC	798,116
13,674		OshKosh Truck Corp.	1,252,402
24,198		Owens Corning, Inc.	1,877,765
9,733		Regal Beloit Corp.	1,221,297
10,801		Ryder System, Inc.	676,035
8,194		Simpson Manufacturing Co., Inc.	753,848
17,862	[2]	Stericycle, Inc.	1,169,604
28,123	[2]	SunRun, Inc.	1,948,080
14,242		Terex Corp.	509,294
10,366		Tetra Tech, Inc.	1,260,195
16,198		Timken Co.	1,225,541
20,902		Toro Co.	1,970,013
20,753	[2]	Trex Co., Inc.	1,904,503
9,263		Trinity Industries, Inc.	257,604
35,558	[2]	Univar, Inc.	661,023
4,013		Valmont Industries, Inc.	774,188
6,361		Watsco, Inc.	1,517,035
12,589		Werner Enterprises, Inc.	493,992
11,741		Woodward, Inc.	1,314,405
18,418	[2]	XPO Logistics, Inc.	2,033,531
		TOTAL	72,284,936
		Information Technology—15.0%
23,688	[2]	ACI Worldwide, Inc.	909,382
12,444		Alliance Data Systems Corp.	841,837
14,610	[2]	Arrow Electronics, Inc.	1,426,374
19,918		Avnet, Inc.	703,305
4,359		Belden, Inc.	205,919
6,747		Blackbaud, Inc.	448,608
12,003		Brooks Automation, Inc.	909,347
4,852	[2]	CACI International, Inc., Class A	1,170,399
24,666		CDK Global, Inc.	1,230,833
25,784	[2]	Ceridian HCM Holding, Inc.	2,395,592
30,904	[2]	Ciena Corp.	1,649,965
11,677	[2]	Cirrus Logic, Inc.	1,094,018
5,646		CMC Materials, Inc.	831,712
37,294		Cognex Corp.	3,062,956
4,964	[2]	Coherent, Inc.	996,970
9,487	[2]	Commvault Systems, Inc.	595,594
7,833	[2]	Concentrix Corp.	837,504
19,947	[2]	Cree, Inc.	2,016,243
6,212	[2]	Fair Isaac & Co., Inc.	2,796,083
17,033	[2]	First Solar, Inc.	1,688,822

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
20,689	[2]	II-VI, Inc.	$1,739,324
2,980		InterDigital, Inc.	191,346
8,601	[2]	j2 Global, Inc.	882,807
26,333		Jabil, Inc.	1,089,396
28,358		KBR, Inc.	823,800
4,912		Littelfuse, Inc.	1,195,434
13,248	[2]	LiveRamp Holdings, Inc.	1,003,006
17,204	[2]	Lumentum Holdings, Inc.	1,613,735
14,439	[2]	Manhattan Associates, Inc.	1,634,928
11,705		Maximus, Inc.	878,577
10,962		MKS Instruments, Inc.	1,732,763
8,999		Monolithic Power Systems	3,197,255
26,659		National Instruments Corp.	1,103,683
26,270	[2]	NCR Corp.	876,367
14,611	[2]	NetScout Systems, Inc.	427,153
7,353	[2]	Paylocity Corp.	1,378,393
27,764		Perspecta, Inc.	803,768
20,597	[2]	PTC, Inc.	2,737,547
6,575	[2]	Qualys, Inc.	910,440
44,592		Sabre Corp.	480,702
18,045	[2]	SailPoint Technologies Holding	998,069
11,490		Science Applications International Corp.	1,103,385
15,712	[2]	Semtech Corp.	1,114,766
8,886	[2]	Silicon Laboratories, Inc.	1,165,577
10,097	[2]	Solaredge Technologies, Inc.	2,911,268
6,918	[2]	Synaptics, Inc.	686,404
7,706		Synnex Corp.	628,964
13,908	[2]	Teradata Corp.	374,125
8,519		Universal Display Corp.	1,966,356
8,056	[2,3]	ViaSat, Inc.	350,758
27,271		Vishay Intertechnology, Inc.	587,690
9,842	[2]	WEX, Inc.	1,856,201
		TOTAL	64,255,450
		Materials—5.3%
12,562		Aptargroup, Inc.	1,670,369
8,276		Ashland Global Holdings, Inc.	661,997
12,925		Avient Corp.	496,708
12,152		Cabot Corp.	533,594
40,314		Chemours Co./The	1,061,871
25,987		Commercial Metals Corp.	511,684
7,458		Compass Minerals International, Inc.	434,503
12,400		Domtar, Corp.	371,628
10,178		Eagle Materials, Inc.	1,119,885
4,975		Greif, Inc., Class A	224,671
8,443	[2]	Ingevity Corp.	554,621
21,353		Louisiana-Pacific Corp.	811,628
6,977		Minerals Technologies, Inc.	429,993
1,371		Newmarket Corp.	537,693
29,744		O-I Glass, Inc.	375,964
28,822		Olin Corp.	689,134
14,457		Reliance Steel & Aluminum Co.	1,678,169

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
11,042		Royal Gold, Inc.	$1,180,169
28,312		RPM International, Inc.	2,334,891
7,923		Scotts Miracle-Gro Co.	1,754,231
9,004		Sensient Technologies Corp.	635,052
14,480		Silgan Holdings, Inc.	527,506
20,268		Sonoco Products Co.	1,173,720
33,797		Steel Dynamics, Inc.	1,158,223
32,668	[3]	United States Steel Corp.	580,184
37,233		Valvoline, Inc.	883,911
7,913		Worthington Industries, Inc.	414,166
		TOTAL	22,806,165
		Real Estate—8.6%
28,081		American Campus Communities, Inc.	1,155,814
30,694	[2]	Apartment Income REIT Corp.	1,190,006
61,321		Brixmor Property Group, Inc.	1,038,165
19,262		Camden Property Trust	1,967,613
8,278		Coresite Realty Corp.	1,112,894
23,263		Corporate Office Properties Trust	611,119
29,989		Cousins Properties, Inc.	945,853
26,844		Cyrusone, Inc.	1,958,270
32,861		Douglas Emmett, Inc.	910,578
9,391		EastGroup Properties, Inc.	1,269,100
9,812		EPR PPTYS	388,948
24,638		First Industrial Realty Trust	1,001,288
34,015		Healthcare Realty Trust, Inc.	1,020,790
21,347		Highwoods Properties, Inc.	800,299
32,014		Hudson Pacific Properties Inc.	750,408
22,989		JBG Smith Properties	686,452
11,562	[2]	Jones Lang LaSalle, Inc.	1,690,480
21,594		Kilroy Realty Corp.	1,222,868
19,684		Lamar Advertising Co.	1,590,074
14,204		Life Storage, Inc.	1,158,762
11,295	[3]	Macerich Co. (The)	177,331
112,933		Medical PPTYS Trust, Inc.	2,384,016
35,382		National Retail Properties, Inc.	1,379,898
46,280		Omega Healthcare Investors, Inc.	1,676,262
34,922		Park Hotels & Resorts, Inc.	582,499
15,224		Pebblebrook Hotel Trust	279,817
29,604		Physicians Realty Trust	521,919
17,496		PotlatchDeltic Corp.	835,609
3,684		PS Business Parks, Inc.	501,466
20,424		Rayonier, Inc.	628,038
25,102		Rexford Industrial Realty, Inc.	1,228,492
43,441		Sabra Health Care REIT, Inc.	729,374
36,536		Service Properties Trust	387,647
23,777		Spirit Realty Capital, Inc.	916,841
40,447		STORE Capital Corp.	1,254,666
24,706		Urban Edge Properties	340,696
25,137		Weingarten Realty Investors	565,834
		TOTAL	36,860,186

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—3.2%
6,988		Allete, Inc.	$439,126
13,180		Black Hills Corp.	779,202
44,070		Essential Utilities, Inc.	2,040,441
22,962		Hawaiian Electric Industries, Inc.	759,124
10,504		Idacorp, Inc.	927,503
47,659		MDU Resources Group, Inc.	1,252,955
18,121		National Fuel Gas Co.	729,551
19,341		New Jersey Resources Corp.	677,128
10,268		Northwestern Corp.	559,298
41,129		OGE Energy Corp.	1,255,257
10,045		ONE Gas, Inc.	734,591
11,535		PNM Resources, Inc.	559,678
11,149		Southwest Gas Holdings, Inc.	668,494
10,530		Spire, Inc.	644,331
47,190		UGI Corp.	1,698,368
		TOTAL	13,725,047
		TOTAL COMMON STOCKS (IDENTIFIED COST $224,606,804)	409,737,183
		INVESTMENT COMPANIES—0.5%
670,641		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[4]	670,641
1,758,633		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[4]	1,759,161
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,429,677)	2,429,802
		TOTAL INVESTMENT IN SECURITIES—96.4% (IDENTIFIED COST $227,036,481)	412,166,985
		OTHER ASSETS AND LIABILITIES - NET—3.6%[5]	15,171,750
		TOTAL NET ASSETS—100%	$427,338,735
At January 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures
2S&P MidCap 400 E-Mini Index	75	$17,517,750	March 2021	$(61,106)
The average notional value of long futures contracts held by the Fund throughout the period was $11,977,215. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended January 31, 2021, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2020	$517,889	$1,077,921	$4,786,111	$ 6,381,921
Purchases at Cost	$—	$5,562,818	$ 82,028,639	$ 87,591,457
Proceeds from Sales	$(57,432)	$(5,970,098)	$(85,055,907)	$(91,083,437)
Change in Unrealized Appreciation/Depreciation	$53,715	N/A	$437	$ 54,152
Net Realized Gain/(Loss)	$17,215	N/A	$(119)	$ 17,096
Value as of 1/31/2021	$531,387	$670,641	$1,759,161	$ 2,961,189
Shares Held as of 1/31/2021	19,681	670,641	1,758,633	2,448,955
Dividend Income	$27,520	$74	$518	$28,112
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $17,517,750 at January 31, 2021, which represents 4.1% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100%.
2
Non-income-producing security.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
Market Value of Securities on Loan	Collateral Received
$670,641	$736,544
4
7-day net yield.
5
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Hermes Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust